Disaggregated Revenue	12 Months Ended
Mar. 31, 2024
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

18.    DISAGGREGATED REVENUE

The following table shows disaggregated revenue by major categories for the years ended March 31, 2022, 2023 and 2024, respectively:

	Years ended March 31,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Construction management and engineering design services	141,471,098	98.1%	77,483,493	91.7%	230,970,927	29,513,657	91.7%
Maintenance services	2,680,881	1.9%	1,542,361	1.8%	7,028,760	898,141	2.8%
Asset management services	—	—	2,893,668	3.4%	5,990,000	765,407	2.3%
Professional consultancy services	—	—	2,565,817	3.1%	7,990,188	1,020,993	3.2%
Total	144,151,979	100.0%	84,485,339	100.0%	251,979,875	32,198,198	100.0%

Transaction price allocated to the remaining performance obligations

Transaction price allocated to the remaining performance obligations represents all future, non-cancelable contracted revenue that has not yet been recognized. As of March 31, 2024, total remaining non-cancelable performance obligations under the Company’s construction management and engineering design service contracts with customers was approximately HK$1,036.67 million (US$132.47 million).

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ended March 31,	HK$	US$
2025	572,965,232	73,213,973
2026	441,001,058	56,351,481
2027 or thereafter	22,706,818	2,901,496
Total	1,036,673,108	132,466,950

The following table shows disaggregated cost of revenue by major categories for the years ended March 31, 2022, 2023 and 2024, respectively:

	Years ended March 31,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Construction management and engineering design services	105,193,673	98.1%	56,694,345	94.4%	176,780,306	22,589,134	94.1%
Maintenance services	2,030,520	1.9%	943,812	1.5%	2,466,118	315,123	1.3%
Asset management services	—	—	1,137,204	1.9%	3,939,293	503,366	2.1%
Professional consultancy services	—	—	1,302,960	2.2%	4,734,892	605,028	2.5%
Total	107,224,193	100.0%	60,078,321	100.0%	187,920,609	24,012,651	100.0%

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended March 31, 2022, 2023 and 2024, respectively:

Category	Year ended March 31, 2022
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Construction management and engineering design services	141,471,098	105,193,673	36,277,425	25.6%
Maintenance services	2,680,881	2,030,520	650,361	24.3%
Total	144,151,979	107,224,193	36,927,786	25.6%
Category	Year ended March 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Construction management and engineering design services	77,483,493	56,694,345	20,789,148	26.8%
Maintenance services	1,542,361	943,812	598,549	38.8%
Asset management services	2,893,668	1,137,204	1,756,464	60.7%
Professional consultancy services	2,565,817	1,302,960	1,262,857	49.2%
Total	84,485,339	60,078,321	24,407,018	28.9%
Category	Year ended March 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Construction management and engineering design services	230,970,927	176,780,306	54,190,621	23.5%
Maintenance services	7,028,760	2,466,118	4,562,642	64.9%
Asset management services	5,990,000	3,939,293	2,050,707	34.2%
Professional consultancy services	7,990,188	4,734,892	3,255,296	40.7%
Total	251,979,875	187,920,609	64,059,266	25.4%